UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2010

Item 1:	Report to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett Bond Debenture Fund

For the six-month period ended June 30, 2010

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$1,024.50	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$4.91
Class B
Actual	$1,000.00	$1,021.00	$8.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.72	$8.15
Class C
Actual	$1,000.00	$1,022.70	$8.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.72	$8.15
Class F
Actual	$1,000.00	$1,025.80	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.20	$3.66
Class I
Actual	$1,000.00	$1,027.70	$3.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.16
Class P
Actual	$1,000.00	$1,023.50	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$5.41
Class R2
Actual	$1,000.00	$1,022.90	$6.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.16
Class R3
Actual	$1,000.00	$1,024.00	$5.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.22	$5.66

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.63% for Classes B and C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.13% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**	Sector*	%**
Agency	0.29%	Local-Authority	0.18%
Banking	4.74%	Media	7.14%
Basic Industry	9.88%	Municipal	0.29%
Brokerage	0.78%	Real Estate	0.69%
Capital Goods	9.69%	Services Cyclical	10.21%
Consumer Cyclical	7.67%	Services Non-Cyclical	7.07%
Consumer Non-Cyclical	5.88%	Technology & Electronics	7.12%
Energy	11.56%	Telecommunications	7.65%
Finance & Investment	2.97%	Utility	3.96%
Insurance	1.96%	Short-Term Investment	0.27%
		Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.71%

COMMON STOCKS 5.21%

Aerospace & Defense 0.07%
Hexcel Corp.*	350	$5,428,500

Auto Parts & Equipment 0.29%
Cooper-Standard Holdings, Inc.*	111	3,363,770
Cooper-Standard Holdings, Inc.*(a)	642	19,252,200

Total		22,615,970

Automotive 0.04%
Oshkosh Corp.*	100	3,116,000

Banking 0.24%
Bank of America Corp.	250	3,592,500
CIT Group, Inc.*	124	4,185,333
Fifth Third Bancorp	200	2,458,000
JPMorgan Chase & Co.	220	8,054,200

Total		18,290,033

Chemicals 0.39%
LyondellBasell Industries NV Class A (Netherlands)*(b)	864	13,947,641
LyondellBasell Industries NV Class B (Netherlands)*(b)	780	12,590,911
Rockwood Holdings, Inc.*	135	3,063,150
TPC Group, Inc.*	35	584,519

Total		30,186,221

Computer Hardware 0.08%
Hewlett-Packard Co.	150	6,492,000

Diversified Capital Goods 0.26%
Emerson Electric Co.	350	15,291,500
Pall Corp.	150	5,155,500

Total		20,447,000

Electric: Generation 0.02%
RRI Energy, Inc.*	300	1,137,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares (000)	Value
Electronics 0.10%
FLIR Systems, Inc.*	123	$3,578,564
Micron Technology, Inc.*	500	4,245,000

Total		7,823,564

Energy: Exploration & Production 0.20%
Continental Resources, Inc.*	150	6,693,000
Devon Energy Corp.	150	9,138,000

Total		15,831,000

Food & Drug Retailers 0.09%
Ingles Markets, Inc. Class A	185	2,784,250
SUPERVALU, INC.	350	3,794,000

Total		6,578,250

Forestry/Paper 0.67%
Smurfit-Stone Container Corp.*	2,111	52,237,424

Integrated Energy 0.22%
ConocoPhillips	350	17,181,500

Investments & Miscellaneous Financial Services 0.39%
SPDR S&P 500 ETF Trust	200	20,644,000
T. Rowe Price Group, Inc.	220	9,765,800

Total		30,409,800

Life Insurance 0.20%
MetLife, Inc.	400	15,104,000

Machinery 0.09%
Roper Industries, Inc.	125	6,995,000

Media: Cable 0.73%
Charter Communications, Inc. Class A	1,607	56,726,394

Media: Services 0.11%
Omnicom Group, Inc.	250	8,575,000

Metals/Mining (Excluding Steel) 0.18%
Freeport-McMoRan Copper & Gold, Inc.	29	1,728,074
Vale SA ADR	503	12,247,661

Total		13,975,735

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares (000)	Value
Pharmaceuticals 0.25%
Celgene Corp.*	200	$10,164,000
Gilead Sciences, Inc.*	150	5,142,000
Pfizer, Inc.	300	4,278,000

Total		19,584,000

Railroads 0.18%
Union Pacific Corp.	200	13,902,000

Software/Services 0.24%
Adobe Systems, Inc.*	220	5,814,600
Microsoft Corp.	250	5,752,500
SAIC, Inc.*	400	6,696,000

Total		18,263,100

Support: Services 0.04%
CRA International, Inc.*	150	2,824,500

Telecommunications: Integrated/Services 0.13%
QUALCOMM, Inc.	300	9,852,000

Total Common Stocks (cost $389,180,496)		403,575,991

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.67%

Aerospace/Defense 0.51%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$15,000	14,287,500
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	25,000	25,125,000

Total				39,412,500

Airlines 0.18%
UAL Corp.	4.50%	6/30/2021	14,000	13,596,800

Auto Parts & Equipment 0.01%
TRW Automotive, Inc.†	3.50%	12/1/2015	900	1,036,125

Automotive 0.32%
Ford Motor Co.	4.25%	11/15/2016	20,000	25,025,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 0.13%
Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	$12,050	$10,106,938

Brokerage 0.06%
Jefferies Group, Inc.	3.875%	11/1/2029	5,000	4,712,500

Computer Hardware 0.71%
Intel Corp.	2.95%	12/15/2035	20,000	19,100,000
NetApp, Inc.	1.75%	6/1/2013	10,000	12,900,000
SanDisk Corp.	1.00%	5/15/2013	25,300	22,611,875

Total				54,611,875

Diversified Capital Goods 0.41%
General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	25,000	23,562,500
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	4,000	7,880,000

Total				31,442,500

Electronics 0.25%
Itron, Inc.	2.50%	8/1/2026	$17,500	19,315,625

Health Services 0.20%
Human Genome Sciences, Inc.	2.25%	10/15/2011	10,000	15,800,000

Hotels 0.12%
Host Hotels & Resorts LP†	2.625%	4/15/2027	10,000	9,525,000

Integrated Energy 0.19%
SunPower Corp.	4.75%	4/15/2014	10,000	7,975,000
Suntech Power Holdings Co., Ltd. (China)(b)	3.00%	3/15/2013	9,000	6,806,250

Total				14,781,250

Media: Broadcast 0.25%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	21,045	19,624,462

Media: Cable 0.06%
Virgin Media, Inc.	6.50%	11/15/2016	4,000	4,705,000

Media: Diversified 0.35%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	26,775,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Services 0.09%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$7,000	$6,650,000

Medical Products 0.59%
Fisher Scientific International, Inc.	3.25%	3/1/2024	10,000	12,712,500
Incyte Corp.†	4.75%	10/1/2015	1,500	2,235,000
Life Technologies Corp.	1.50%	2/15/2024	20,000	22,075,000
Medtronic, Inc.	1.625%	4/15/2013	8,500	8,563,750

Total				45,586,250

Metals/Mining (Excluding Steel) 0.49%
Newmont Mining Corp.	1.25%	7/15/2014	20,000	28,600,000
Newmont Mining Corp.	3.00%	2/15/2012	5,000	7,112,500
Patriot Coal Corp.	3.25%	5/31/2013	3,000	2,460,000

Total				38,172,500

Oil Field Equipment & Services 0.12%
Exterran Energy Corp.	4.75%	1/15/2014	10,000	9,562,500

Packaging 0.20%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	16,375	15,126,406

Pharmaceuticals 0.85%
Gilead Sciences, Inc.	0.625%	5/1/2013	21,000	23,415,000
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	4,000	4,340,000
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	33,100	38,065,000

Total				65,820,000

Software/Services 1.27%
Alliance Data Systems Corp.	1.75%	8/1/2013	6,000	5,835,000
Blackboard, Inc.	3.25%	7/1/2027	12,500	12,437,500
EMC Corp.	1.75%	12/1/2011	20,000	24,375,000
Informatica Corp.	3.00%	3/15/2026	7,500	9,393,750
Microsoft Corp.†	Zero Coupon	6/15/2013	4,000	3,965,000
salesforce.com, Inc.†	0.75%	1/15/2015	9,500	11,031,875
Sybase, Inc.†	3.50%	8/15/2029	3,940	5,811,500
Symantec Corp.	0.75%	6/15/2011	26,000	25,902,500

Total				98,752,125

Support: Services 0.10%
CRA International, Inc.	2.875%	6/15/2034	7,560	7,446,600

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications Equipment 0.68%
Ciena Corp.	0.25%	5/1/2013	$30,000	$24,412,500
JDS Uniphase Corp.	1.00%	5/15/2026	32,000	28,400,000

Total				52,812,500

Telecommunications: Wireless 0.53%
SBA Communications Corp.	4.00%	10/1/2014	32,000	41,040,000

Total Convertible Bonds (cost $658,551,669)				671,439,456

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.44%

Agency/Government Related 0.00%
Fannie Mae	8.75%		450	234,000

Auto Parts & Equipment 0.04%
Cooper-Standard Holdings, Inc.(a)	7.00%		22	3,072,300

Banking 1.47%
Bank of America Corp.	7.25%		43	38,590,000
Citigroup, Inc.	7.50%		335	37,855,000
Wells Fargo & Co.	7.50%		40	37,240,000

Total				113,685,000

Energy: Exploration & Production 0.19%
Whiting Petroleum Corp.	6.25%		75	14,526,750

Food: Wholesale 0.42%
Archer Daniels Midland Co.	6.25%		500	18,105,000
Bunge Ltd.	4.875%		180	14,265,000

Total				32,370,000

Gas Distribution 0.61%
El Paso Corp.	4.99%		23	22,093,760
Williams Cos., Inc. (The)	5.50%		300	25,237,500

Total				47,331,260

Investments & Miscellaneous Financial Services 0.23%
AMG Capital Trust I	5.10%		450	17,859,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Shares (000)	Value
Multi-Line Insurance 0.06%
Hartford Financial Services Group, Inc. (The)	7.25%		200	$4,628,000

Pharmaceuticals 0.37%
Mylan, Inc.	6.50%		27	28,660,500

Railroads 0.05%
Kansas City Southern	5.125%		3	4,139,600

Total Convertible Preferred Stocks (cost $275,059,513)				266,506,785

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(c) 2.58%

Aerospace/Defense 0.12%
Hawker Beechcraft Acquistion Co. LLC Letter of Credit	2.533%	3/26/2014	$646	523,776
Hawker Beechcraft Corp. Term Loan	2.347%-2.533%	3/26/2014	10,829	8,783,716

Total				9,307,492

Automotive 0.14%
Ford Motor Co. Term Loan	3.31%-3.35%	12/16/2013	11,816	11,189,830

Consumer/Commercial/Lease Financing 0.25%
American General Finance Corp. Term Loan B	7.25%	4/21/2015	20,000	19,500,000

Electric: Generation 0.16%
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.85%-4.066%	10/10/2014	17,061	12,656,778

Forestry/Paper 0.08%
Smurfit-Stone Container Corp. Term Loan B	6.75%	2/22/2016	6,500	6,500,000

Gaming 0.11%
Harrah’s Operating Co., Inc. Term Loan B1	3.316%	1/28/2015	10,000	8,320,540

Health Facilities 0.39%
Community Health Systems, Inc. Delayed Draw Term Loan	2.788%	7/25/2014	459	429,225

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Facilities (continued)
Community Health Systems, Inc. Term Loan	2.788%	7/25/2014	$9,290	$8,687,258
HCA, Inc. Extended Term Loan B2	3.783%	3/31/2017	7,057	6,758,982
HCA, Inc. Term Loan B	2.783%	11/18/2013	15,107	14,280,193

Total				30,155,658

Health Services 0.21%
Mylan, Inc. Term Loan B	3.625%-3.813%	10/2/2014	16,510	16,411,968

Investments & Miscellaneous Financial Services 0.46%
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	13,800	14,379,600
Nuveen Investments, Inc. Term Loan B	3.322%-3.533%	11/13/2014	24,956	21,029,233

Total				35,408,833

Machinery 0.21%
Baldor Electric Co. Term Loan B	5.25%-5.50%	1/31/2014	9,159	9,155,659
Veyance Technologies, Inc. 2nd Lien Term Loan	6.098%	7/13/2015	9,000	7,004,997

Total				16,160,656

Media: Broadcast 0.10%
FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015	7,943	7,591,852

Multi-Line Insurance 0.10%
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,940	7,701,800

Non-Food & Drug Retailers 0.13%
Neiman-Marcus Group, Inc. (The) Term Loan B	2.351%-2.538%	4/5/2013	10,681	10,028,219

Retail 0.12%
Michaels Stores, Inc. Term Loan B1	2.625%-2.813%	10/31/2013	4,020	3,742,145
Michaels Stores, Inc. Term Loan B2	4.875%-5.063%	7/31/2016	5,411	5,153,595

Total				8,895,740

Total Floating Rate Loans (cost $197,407,306)				199,829,366

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
FOREIGN BOND 0.10%

Netherlands
Ziggo Bond Co. BV†(d) (cost $8,830,125)	8.00%	5/15/2018	EUR	6,750	$7,985,973

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.29%
Federal National Mortgage Assoc.(e) (cost $21,515,385)	4.50%	2/1/2039		$21,217	22,043,597

HIGH YIELD CORPORATE BONDS 77.86%

Aerospace/Defense 0.99%
Esterline Technologies Corp.	6.625%	3/1/2017		8,000	7,920,000
Esterline Technologies Corp.	7.75%	6/15/2013		16,000	16,240,000
L-3 Communications Corp.	6.375%	10/15/2015		8,800	8,844,000
Mantech International Corp.†	7.25%	4/15/2018		15,000	15,225,000
Moog, Inc.	6.25%	1/15/2015		10,750	10,508,125
Spirit Aerosystems, Inc.	7.50%	10/1/2017		7,575	7,461,375
Triumph Group, Inc.	8.00%	11/15/2017		10,820	10,387,200

Total					76,585,700

Airlines 0.44%
Delta Air Lines, Inc.†	9.50%	9/15/2014		4,400	4,642,000
United Air Lines, Inc.†	9.875%	8/1/2013		18,500	19,055,000
United Air Lines, Inc.†	12.00%	11/1/2013		9,600	10,032,000

Total					33,729,000

Apparel/Textiles 0.60%
Jones Apparel Group, Inc.	6.125%	11/15/2034		8,300	6,691,875
Levi Strauss & Co.†	7.625%	5/15/2020		8,675	8,544,875
Levi Strauss & Co.	8.875%	4/1/2016		14,000	14,560,000
Phillips-Van Heusen Corp.	7.375%	5/15/2020		4,370	4,430,088
Quiksilver, Inc.	6.875%	4/15/2015		13,000	11,878,750

Total					46,105,588

Auto Loans 0.33%
Ford Motor Credit Co. LLC	8.00%	6/1/2014		25,000	25,822,900

Auto Parts & Equipment 1.40%
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018		10,200	10,327,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016		15,000	16,387,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Auto Parts & Equipment (continued)
Stanadyne Corp.	10.00%	8/15/2014		$10,000	$9,150,000
Stanadyne Corp.	12.00%	2/15/2015		15,000	11,175,000
Tenneco, Inc.	8.625%	11/15/2014		20,000	20,275,000
TRW Automotive, Inc.†	7.25%	3/15/2017		26,500	25,837,500
TRW Automotive, Inc.†	8.875%	12/1/2017		15,000	15,525,000

Total					108,677,500

Automotive 0.64%
Ford Motor Co.	7.45%	7/16/2031		20,375	18,490,313
Motors Liquidation Co.(f)	8.375%	7/15/2033		10,000	3,250,000
Navistar International Corp.	8.25%	11/1/2021		20,000	20,400,000
Oshkosh Corp.	8.50%	3/1/2020		7,350	7,680,750

Total					49,821,063

Banking 2.87%
Ally Financial, Inc.	8.00%	11/1/2031		7,350	6,817,125
Ally Financial, Inc.†	8.30%	2/12/2015		30,250	30,703,750
Banco Panamericano SA (Brazil)†(b)	8.50%	4/23/2020		5,000	5,350,000
Bank of America Corp.	5.75%	12/1/2017		10,000	10,386,400
Bank of America Corp.	8.00%	–	(g)	15,000	14,509,050
Capital One Capital VI	8.875%	5/15/2040		20,000	20,977,460
Discover Bank	7.00%	4/15/2020		1,500	1,517,256
Discover Bank	8.70%	11/18/2019		9,700	10,786,458
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	13,528,125
JPMorgan Chase & Co.	7.90%	–	(g)	7,275	7,523,070
Regions Financial Corp.	5.75%	6/15/2015		6,400	6,366,278
Regions Financing Trust II	6.625%	5/15/2047		10,000	7,639,940
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013		14,650	14,226,132
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.40%	10/21/2019		7,500	7,615,493
Standard Chartered plc (United Kingdom)†(b)	3.85%	4/27/2015		4,200	4,242,109
Wachovia Capital Trust III	5.80%	–	(g)	15,000	12,075,000
Washington Mutual Bank(f)	6.875%	6/15/2011		22,500	225,000
Wells Fargo & Co.	5.35%	5/6/2018		20,000	20,022,600
Zions Bancorporation	7.75%	9/23/2014		27,000	27,536,868

Total					222,048,114

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 0.46%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	$15,000	$14,550,000
Constellation Brands, Inc.	7.25%	5/15/2017	21,000	21,393,750

Total				35,943,750

Brokerage 0.71%
Cantor Fitzgerald LP†	7.875%	10/15/2019	7,450	7,721,210
Lazard Group LLC	7.125%	5/15/2015	12,500	13,178,475
Nomura Holdings, Inc. (Japan)(b)	5.00%	3/4/2015	10,000	10,577,750
Raymond James Financial, Inc.	8.60%	8/15/2019	20,000	23,593,920

Total				55,071,355

Building & Construction 1.05%
Beazer Homes USA, Inc.	6.50%	11/15/2013	13,750	12,753,125
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	9,750	9,798,750
KB Home	9.10%	9/15/2017	19,500	19,256,250
Lennar Corp.	12.25%	6/1/2017	17,700	20,266,500
Ryland Group, Inc.	8.40%	5/15/2017	7,500	7,987,500
Toll Brothers Finance Corp.	8.91%	10/15/2017	10,000	11,167,320

Total				81,229,445

Building Materials 0.51%
Building Materials Corp. of America†	7.50%	3/15/2020	5,150	5,085,625
Cemex Finance LLC†	9.50%	12/14/2016	4,825	4,680,250
Masco Corp.	7.125%	3/15/2020	12,000	11,671,848
Owens Corning, Inc.	9.00%	6/15/2019	15,000	17,763,915

Total				39,201,638

Chemicals 2.61%
Airgas, Inc.†	7.125%	10/1/2018	7,000	7,525,000
Ashland, Inc.	9.125%	6/1/2017	12,750	14,025,000
CF Industries, Inc.	6.875%	5/1/2018	3,650	3,723,000
CF Industries, Inc.	7.125%	5/1/2020	5,000	5,137,500
Dow Chemical Co. (The)	8.55%	5/15/2019	30,000	36,782,970
Huntsman International LLC†	8.625%	3/15/2020	20,000	18,550,000
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015	4,350	4,360,875
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	24,625	19,330,625
INVISTA†	9.25%	5/1/2012	12,037	12,247,647
LBI Escrow Corp.†	8.00%	11/1/2017	20,000	20,650,000
Nalco Co.	8.25%	5/15/2017	15,000	15,600,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
Nalco Co.	8.875%	11/15/2013	$10,425	$10,737,750
Phibro Animal Health Corp.†	9.25%	7/1/2018	4,400	4,400,000
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	9,750	10,392,779
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	18,478,125

Total				201,941,271

Computer Hardware 0.51%
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	10,000	9,975,000
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	13,500	13,466,250
Seagate HDD Cayman†	6.875%	5/1/2020	16,500	15,757,500

Total				39,198,750

Consumer/Commercial/Lease Financing 1.41%
American General Finance Corp.	6.90%	12/15/2017	18,650	14,943,313
CIT Group, Inc.	7.00%	5/1/2013	6,000	5,775,000
CIT Group, Inc.	7.00%	5/1/2016	41,000	37,617,500
International Lease Finance Corp.†	8.625%	9/15/2015	12,100	11,495,000
International Lease Finance Corp.†	8.75%	3/15/2017	24,500	23,275,000
Provident Funding Associates†	10.25%	4/15/2017	15,800	16,037,000

Total				109,142,813

Consumer Products 0.32%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	24,937,500

Diversified Capital Goods 2.04%
Actuant Corp.	6.875%	6/15/2017	23,000	22,540,000
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	15,037,500
Belden, Inc.	7.00%	3/15/2017	17,500	16,996,875
Belden, Inc.†	9.25%	6/15/2019	12,000	12,720,000
Mueller Water Products, Inc.	7.375%	6/1/2017	23,500	20,738,750
Park-Ohio Industries, Inc.	8.375%	11/15/2014	11,850	11,020,500
RBS Global/Rexnord LLC†	8.50%	5/1/2018	30,000	29,250,000
Sensus USA, Inc.	8.625%	12/15/2013	21,000	20,580,000
Valmont Industries, Inc.	6.625%	4/20/2020	9,000	9,239,697

Total				158,123,322

Electric: Generation 2.52%
Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	15,665,625
Dynegy Holdings, Inc.	8.375%	5/1/2016	32,500	25,878,125
Edison Mission Energy	7.00%	5/15/2017	23,000	14,835,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Electric: Generation (continued)
Edison Mission Energy	7.75%		6/15/2016	$34,550	$24,185,000
Mirant Americas Generation LLC	9.125%		5/1/2031	34,250	31,681,250
NRG Energy, Inc.	7.25%		2/1/2014	21,500	21,849,375
NRG Energy, Inc.	7.375%		2/1/2016	5,000	4,987,500
NRG Energy, Inc.	7.375%		1/15/2017	10,000	9,925,000
RRI Energy, Inc.	6.75%		12/15/2014	6,352	6,447,280
Texas Competitive Electric Holdings Co. LLC	10.25%		11/1/2015	60,000	39,900,000

Total					195,354,155

Electric: Integrated 1.22%
AES Corp. (The)	8.00%		10/15/2017	33,950	34,459,250
Black Hills Corp.	6.50%		5/15/2013	5,000	5,438,035
E. ON International Finance BV (Netherlands)†(b)	5.80%		4/30/2018	17,000	19,208,521
EDF SA (France)†(b)	6.50%		1/26/2019	12,000	13,986,780
PSEG Power LLC†	5.32%		9/15/2016	20,000	21,581,940

Total					94,674,526

Electronics 1.43%
Advanced Micro Devices, Inc.†	8.125%		12/15/2017	9,225	9,225,000
Analog Devices, Inc.	5.00%		7/1/2014	9,700	10,493,848
Freescale Semiconductor, Inc.	8.875%		12/15/2014	37,900	34,773,250
Freescale Semiconductor, Inc.†	9.25%		4/15/2018	8,800	8,734,000
Freescale Semiconductor, Inc.†	10.125%		3/15/2018	9,200	9,430,000
KLA-Tencor Corp.	6.90%		5/1/2018	12,850	14,397,269
NXP BV LLC (Netherlands)(b)	3.053%	#	10/15/2013	12,500	10,734,375
NXP BV LLC (Netherlands)(b)	9.50%		10/15/2015	15,500	13,020,000

Total					110,807,742

Energy: Exploration & Production 3.88%
Anadarko Petroleum Corp.	7.625%		3/15/2014	10,000	9,538,340
Chesapeake Energy Corp.	6.25%		1/15/2018	28,000	28,420,000
Chesapeake Energy Corp.	7.00%		8/15/2014	35,000	35,743,750
Cimarex Energy Co.	7.125%		5/1/2017	25,000	25,250,000
Concho Resources, Inc.	8.625%		10/1/2017	5,400	5,589,000
Continental Resources, Inc.†	7.375%		10/1/2020	3,650	3,604,375
Continental Resources, Inc.	8.25%		10/1/2019	29,750	31,237,500
Forest Oil Corp.	7.25%		6/15/2019	32,000	31,040,000
Forest Oil Corp.	8.50%		2/15/2014	9,825	10,291,688

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Kerr-McGee Corp.	6.95%	7/1/2024	$12,900	$11,746,675
Newfield Exploration Co.	7.125%	5/15/2018	20,000	19,900,000
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	9,500	9,547,500
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,411,440
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	11,431,437
Quicksilver Resources, Inc.	8.25%	8/1/2015	23,450	23,274,125
Range Resources Corp.	7.25%	5/1/2018	10,300	10,325,750
Range Resources Corp.	8.00%	5/15/2019	15,000	15,731,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	6,650	7,125,083

Total				300,207,913

Environmental 0.18%
Clean Harbors, Inc.	7.625%	8/15/2016	13,800	14,248,500

Financial Guarantee/Reinsurance 0.21%
Fidelity National Financial, Inc.	6.60%	5/15/2017	16,250	16,224,439

Food & Drug Retailers 1.07%
Ingles Markets, Inc.	8.875%	5/15/2017	25,850	26,431,625
Rite Aid Corp.	9.375%	12/15/2015	16,100	13,242,250
Rite Aid Corp.	10.25%	10/15/2019	7,650	7,659,563
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	27,000	27,135,000
SUPERVALU, INC.	7.50%	11/15/2014	8,400	8,442,000

Total				82,910,438

Food: Wholesale 1.29%
Bumble Bee Foods LLC†	7.75%	12/15/2015	21,500	21,688,125
Bunge NA Finance LP	5.90%	4/1/2017	9,050	9,670,730
Del Monte Corp.†	7.50%	10/15/2019	6,425	6,601,687
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	31,050,000
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,352,613
Mead Johnson Nutrition Co.†	4.90%	11/1/2019	15,000	15,891,060
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	8,250	8,456,250

Total				99,710,465

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper 1.48%
Boise Paper Holdings LLC/Boise Co-Issuer Co.†	8.00%	4/1/2020	$3,600	$3,609,000
Boise Paper Holdings LLC/Boise Finance Co.†	9.00%	11/1/2017	3,750	3,881,250
Cascades, Inc. (Canada)(b)	7.75%	12/15/2017	6,300	6,300,000
Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	3,425	3,425,000
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	10,000	10,850,000
Georgia-Pacific LLC†	8.25%	5/1/2016	35,000	37,493,750
NewPage Corp.	11.375%	12/31/2014	11,150	10,174,375
Rock-Tenn Co.	9.25%	3/15/2016	10,000	10,775,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	17,865,000
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	10,584,780

Total				114,958,155

Gaming 3.33%
Ameristar Casinos, Inc.	9.25%	6/1/2014	11,625	12,235,313
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	10,343,750
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	15,000	14,175,000
Harrah’s Operating Co., Inc.†	12.75%	4/15/2018	14,000	13,440,000
International Game Technology	7.50%	6/15/2019	17,500	20,355,177
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	30,000	27,150,000
Las Vegas Sands Corp.	6.375%	2/15/2015	15,000	14,475,000
MCE Finance Ltd.†	10.25%	5/15/2018	11,000	11,481,250
MGM Resorts International	6.75%	4/1/2013	7,000	6,282,500
MGM Resorts International†	9.00%	3/15/2020	4,950	5,110,875
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	7,700	7,603,750
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	2,000	1,630,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	17,000	16,915,000
Peninsula Gaming LLC	8.375%	8/15/2015	4,600	4,605,750
River Rock Entertainment Authority (The)	9.75%	11/1/2011	17,000	15,873,750
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,875,000
Scientific Games International, Inc.	9.25%	6/15/2019	10,500	10,788,750
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	9,825,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,725	14,933,312
Station Casinos, Inc.(f)	6.50%	2/1/2014	27,000	337,500
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	10,025,000
Wynn Las Vegas LLC/Capital Corp.†	7.875%	11/1/2017	20,000	20,350,000

Total				257,811,677

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution 4.17%
El Paso Corp.	7.00%	6/15/2017	$30,000	$29,981,070
El Paso Corp.	7.25%	6/1/2018	14,200	14,309,269
El Paso Corp.	7.75%	1/15/2032	10,000	9,932,230
El Paso Corp.	8.25%	2/15/2016	10,000	10,525,000
El Paso Corp.	12.00%	12/12/2013	4,000	4,630,000
Ferrellgas LP/Ferrellgas Finance Corp.	6.75%	5/1/2014	15,950	15,710,750
Ferrellgas Partners LP	8.625%	6/15/2020	15,000	15,075,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,025,624
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	20,000	20,350,000
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	4,950	5,061,375
MarkWest Energy Partners LP	6.875%	11/1/2014	23,050	22,300,875
MarkWest Energy Partners LP	6.875%	11/1/2014	10,000	9,650,000
MarkWest Energy Partners LP	8.50%	7/15/2016	3,775	3,831,625
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	6,090,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	27,274,241
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,094,755
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,822,527
NorthernStar Natural Gas, Inc. PIK	5.00%	5/15/2014	4,229	126,867
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,565,574
Northwest Pipeline GP	7.00%	6/15/2016	12,500	14,630,963
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,159,482
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	15,466,985
SEMCO Energy, Inc.†	5.15%	4/21/2020	3,650	3,917,311
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	6,715,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	24,068	27,636,972
Williams Partners LP†	5.25%	3/15/2020	10,350	10,603,585
Williams Partners LP	7.25%	2/1/2017	15,500	17,619,222

Total				323,106,802

Health Facilities 4.57%
Apria Healthcare Group, Inc.†	11.25%	11/1/2014	10,250	10,967,500
Bausch & Lomb, Inc.	9.875%	11/1/2015	30,000	30,975,000
Biomet, Inc.	10.00%	10/15/2017	22,000	23,760,000
Capella Healthcare, Inc.†	9.25%	7/1/2017	3,400	3,442,500
Community Health Systems, Inc.	8.875%	7/15/2015	35,000	36,181,250
DaVita, Inc.	7.25%	3/15/2015	15,000	15,075,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	12,950	13,597,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Facilities (continued)
HCA, Inc.	6.375%	1/15/2015	$22,500	$21,121,875
HCA, Inc.	7.875%	2/15/2020	10,000	10,337,500
HCA, Inc.	9.125%	11/15/2014	33,500	35,133,125
HCA, Inc.	9.875%	2/15/2017	12,000	12,960,000
HealthSouth Corp.	8.125%	2/15/2020	24,650	24,341,875
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	7,750	7,769,375
Select Medical Corp.	7.625%	2/1/2015	21,950	20,742,750
Tenet Healthcare Corp.†	8.875%	7/1/2019	6,850	7,295,250
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	15,562,500
United Surgical Partners International, Inc.	8.875%	5/1/2017	21,500	21,553,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	28,950,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	14,178,440

Total				353,945,190

Hotels 1.04%
FelCor Lodging LP	10.00%	10/1/2014	9,950	10,447,500
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,288,000
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	14,775,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	20,036	20,927,241
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	8,542,500
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	15,000	16,200,000

Total				80,180,241

Household & Leisure Products 0.36%
ACCO Brands Corp.	10.625%	3/15/2015	3,600	3,924,000
Whirlpool Corp.	8.60%	5/1/2014	20,000	23,599,740

Total				27,523,740

Integrated Energy 0.27%
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	20,000	20,683,660

Investments & Miscellaneous Financial Services 0.20%
FMR LLC†	5.35%	11/15/2021	14,800	15,480,238

Leisure 0.83%
Equinox Holdings, Inc.†	9.50%	2/1/2016	8,400	8,347,500
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	20,600	19,853,250
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,299,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure (continued)
Universal City Development Partners Ltd.†	8.875%	11/15/2015	$9,250	$9,342,500
Universal City Development Partners Ltd.†	10.875%	11/15/2016	10,000	10,250,000

Total				64,093,000

Life Insurance 0.60%
MetLife Capital Trust X†	9.25%	4/8/2038	18,500	20,072,500
MetLife, Inc.	5.00%	6/15/2015	18,235	19,512,271
Prudential Financial, Inc.	5.10%	9/20/2014	6,525	6,945,810

Total				46,530,581

Local-Authority 0.18%
New York City Industrial Development Agency†	11.00%	3/1/2029	12,000	14,076,840

Machinery 1.65%
Altra Holdings, Inc.†	8.125%	12/1/2016	20,000	19,925,000
Baldor Electric Co.	8.625%	2/15/2017	38,500	40,040,000
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,350,000
Gardner Denver, Inc.	8.00%	5/1/2013	25,000	25,562,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	20,450	20,552,250
Roper Industries, Inc.	6.25%	9/1/2019	10,350	11,494,845

Total				127,924,595

Managed Care 0.19%
Centene Corp.	7.25%	4/1/2014	15,000	15,075,000

Media: Broadcast 1.50%
Allbritton Communications Co.†	8.00%	5/15/2018	12,825	12,760,875
Belo Corp.	8.00%	11/15/2016	10,000	10,325,000
CBS Corp.	8.875%	5/15/2019	7,000	8,821,057
Discovery Communications LLC	5.625%	8/15/2019	11,150	12,091,339
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	5,565,250
Gray Television, Inc.†	10.50%	6/29/2015	10,000	9,750,000
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	5,050	5,449,607
ION Media Networks, Inc. PIK†(f)	8.381%	1/15/2013	11,064	165,953
LIN Television Corp.	6.50%	5/15/2013	12,075	11,833,500
LIN Television Corp.†	8.375%	4/15/2018	7,500	7,500,000
Salem Communications Corp.	9.625%	12/15/2016	8,475	8,771,625
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	8,881,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast (continued)
Univision Communications, Inc. PIK†	9.75%	3/15/2015	$16,616	$13,916,187

Total				115,831,643

Media: Cable 2.20%
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	3,667	4,290,261
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	20,000	20,550,000
CSC Holdings LLC	8.625%	2/15/2019	20,100	21,230,625
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	20,000	20,800,000
DISH DBS Corp.	7.125%	2/1/2016	26,000	26,195,000
Insight Communications Co., Inc. †	9.375%	7/15/2018	2,225	2,225,000
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	9,600,000
Mediacom Communications Corp.	9.125%	8/15/2019	32,450	31,476,500
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	15,000	15,262,500
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	17,500	18,571,875

Total				170,201,761

Media: Services 1.58%
Affinion Group, Inc.	10.125%	10/15/2013	6,000	6,180,000
Affinion Group, Inc.	11.50%	10/15/2015	12,200	12,871,000
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	23,000	23,230,000
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	15,000	16,612,500
Lamar Media Corp.	6.625%	8/15/2015	8,851	8,430,577
Lamar Media Corp.†	7.875%	4/15/2018	5,575	5,588,938
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	2,750	3,018,125
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016	12,250	11,729,375
WMG Acquisition Corp.	7.375%	4/15/2014	11,250	10,771,875
WMG Acquisition Corp.	9.50%	6/15/2016	22,500	24,075,000

Total				122,507,390

Medical Products 0.66%
Agilent Technologies, Inc.	5.50%	9/14/2015	14,450	15,571,089
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	16,325	16,488,250
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	12,500	13,093,750
Life Technologies Corp.	6.00%	3/1/2020	5,300	5,750,028

Total				50,903,117

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Value
Metals/Mining (Excluding Steel) 2.87%
Aleris International, Inc.(f)	10.00%		12/15/2016		$14,175	$159,469
Aleris International, Inc. PIK(f)	9.00%		12/15/2014		7,500	74,813
Arch Coal, Inc.†	8.75%		8/1/2016		13,094	13,715,965
Barrick Gold Corp. (Canada)(b)	6.95%		4/1/2019		5,250	6,305,597
Cliffs Natural Resources, Inc.	5.90%		3/15/2020		10,000	10,743,460
CONSOL Energy, Inc.†	8.25%		4/1/2020		15,000	15,712,500
Foundation PA Coal Co.	7.25%		8/1/2014		14,000	14,315,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017		27,500	30,289,297
Murray Energy Corp.†	10.25%		10/15/2015		10,000	10,000,000
Noranda Aluminum Acquisition Corp. PIK	5.373%	#	5/15/2015		17,233	13,355,670
Patriot Coal Corp.	8.25%		4/30/2018		12,500	12,093,750
Peabody Energy Corp.	5.875%		4/15/2016		15,000	14,793,750
Peabody Energy Corp.	7.375%		11/1/2016		9,300	9,730,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%		4/15/2018		14,275	14,096,562
Teck Resources Ltd. (Canada)(b)	9.75%		5/15/2014		10,750	12,714,960
Teck Resources Ltd. (Canada)(b)	10.75%		5/15/2019		36,000	44,177,220

Total						222,278,138

Multi-Line Insurance 0.49%
AXA SA (France)†(b)	6.379%		–	(g)	11,225	8,909,844
HUB International Holdings, Inc.†	9.00%		12/15/2014		12,875	12,263,437
USI Holdings Corp.†	4.311%	#	11/15/2014		17,250	14,188,125
ZFS Finance (USA) Trust V†	6.50%		5/9/2037		3,024	2,736,720

Total						38,098,126

Non-Food & Drug Retailers 2.63%
Brookstone Co., Inc.	12.00%		10/15/2012		10,000	8,200,000
J.C. Penney Corp., Inc.	7.125%		11/15/2023		5,025	5,326,500
J.C. Penney Corp., Inc.	7.95%		4/1/2017		9,735	10,854,525
Limited Brands, Inc.	7.00%		5/1/2020		15,000	15,187,500
Limited Brands, Inc.	7.60%		7/15/2037		7,500	6,900,000
Limited Brands, Inc.	8.50%		6/15/2019		12,500	13,531,250
Macy’s Retail Holdings, Inc.	5.90%		12/1/2016		25,000	25,187,500
Macy’s Retail Holdings, Inc.	6.375%		3/15/2037		12,900	12,190,500
Macy’s Retail Holdings, Inc.	8.375%		7/15/2015		17,125	18,965,938
Michaels Stores, Inc.	10.00%		11/1/2014		7,000	7,262,500
Nordstrom, Inc.	6.25%		1/15/2018		15,000	17,099,670

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers (continued)
QVC, Inc.†	7.125%	4/15/2017	$7,800	$7,683,000
QVC, Inc.†	7.375%	10/15/2020	17,500	17,106,250
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	23,575	25,873,562
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	12,000	12,360,000

Total				203,728,695

Oil Field Equipment & Services 1.37%
Bristow Group, Inc.	7.50%	9/15/2017	11,000	10,560,000
Complete Production Services, Inc.	8.00%	12/15/2016	17,125	16,825,312
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	19,400	17,363,000
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	8,275	7,426,813
Key Energy Services, Inc.	8.375%	12/1/2014	8,600	8,589,250
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	10,738,540
National Oilwell Varco, Inc.	6.125%	8/15/2015	13,000	13,440,999
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	20,892,340

Total				105,836,254

Oil Refining & Marketing 0.23%
Tesoro Corp.	9.75%	6/1/2019	17,000	17,722,500

Packaging 2.55%
Ball Corp.	6.625%	3/15/2018	16,000	16,080,000
Ball Corp.	7.375%	9/1/2019	15,000	15,675,000
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	15,000	15,600,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	43,709,550
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	10,000	9,900,000
Graphic Packaging International Corp.	9.50%	8/15/2013	22,975	23,491,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	21,500	21,123,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	12,000	11,835,000
Sealed Air Corp.†	7.875%	6/15/2017	15,000	15,700,170
Solo Cup Co.	8.50%	2/15/2014	15,400	13,898,500
Solo Cup Co.	10.50%	11/1/2013	1,000	1,038,750
Vitro SA de CV (Mexico)(b)(f)	9.125%	2/1/2017	20,000	9,300,000

Total				197,352,657

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.57%
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	$9,500	$9,666,250
Genzyme Corp.†	3.625%	6/15/2015	4,500	4,556,898
Mylan, Inc.†	7.625%	7/15/2017	5,250	5,381,250
Mylan, Inc.†	7.875%	7/15/2020	7,500	7,687,500
Novartis Securities Investment Ltd.	5.125%	2/10/2019	10,000	11,214,170
Roche Holdings, Inc.†	5.00%	3/1/2014	5,000	5,551,075

Total				44,057,143

Property & Casualty 0.28%
Liberty Mutual Group, Inc.†	10.75%	6/15/2058	20,000	21,800,000

Real Estate Investment Trusts 0.68%
DuPont Fabros Technology LP†	8.50%	12/15/2017	13,875	14,291,250
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	10,363,440
ProLogis	5.625%	11/15/2016	12,000	11,296,092
ProLogis	6.875%	3/15/2020	18,000	17,042,418

Total				52,993,200

Restaurants 0.53%
Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	17,000	17,127,500
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	22,500	23,512,500

Total				40,640,000

Software/Services 1.78%
Ceridian Corp.	11.25%	11/15/2015	6,750	6,125,625
First Data Corp.	9.875%	9/24/2015	25,000	19,125,000
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,277,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	28,900	29,514,125
SunGard Data Systems, Inc.	10.25%	8/15/2015	37,725	39,139,687
Syniverse Technologies, Inc.	7.75%	8/15/2013	15,000	14,700,000
Unisys Corp.†	12.75%	10/15/2014	4,994	5,605,765
Unisys Corp.†	14.25%	9/15/2015	4,006	4,646,960
Vangent, Inc.	9.625%	2/15/2015	12,500	12,015,625

Total				138,149,787

Steel Producers/Products 0.92%
AK Steel Corp.	7.625%	5/15/2020	4,850	4,728,750
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	18,700	15,988,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	13,317,072

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Steel Producers/Products (continued)
Allegheny Technologies, Inc.	9.375%		6/1/2019	$10,200	$12,062,755
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%		3/15/2015	11,000	10,505,000
Steel Dynamics, Inc.†	7.625%		3/15/2020	5,100	5,100,000
United States Steel Corp.	7.375%		4/1/2020	9,200	9,142,500

Total					70,844,577

Support: Services 2.20%
ARAMARK Corp.	3.844%	#	2/1/2015	8,275	7,654,375
Ashtead Capital, Inc.†	9.00%		8/15/2016	7,475	7,362,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	9.625%		3/15/2018	10,000	10,150,000
Corrections Corp. of America	7.75%		6/1/2017	28,000	29,190,000
Expedia, Inc.	8.50%		7/1/2016	14,250	15,390,000
FTI Consulting, Inc.	7.75%		10/1/2016	12,075	12,256,125
Hertz Corp. (The)	8.875%		1/1/2014	19,150	19,485,125
Iron Mountain, Inc.	8.375%		8/15/2021	11,250	11,531,250
JohnsonDiversey, Inc.†	8.25%		11/15/2019	8,150	8,435,250
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	20,000	19,500,000
Travelport LLC	9.875%		9/1/2014	8,000	8,060,000
United Rentals (North America), Inc.	10.875%		6/15/2016	20,000	21,550,000

Total					170,565,000

Telecommunications: Integrated/Services 2.74%
Angel Lux Common SA (Luxembourg)†(b)	8.875%		5/1/2016	39,000	40,267,500
Cincinnati Bell, Inc.	8.75%		3/15/2018	21,700	19,801,250
Equinix, Inc.	8.125%		3/1/2018	15,000	15,412,500
Hellas II (Luxembourg)†(b)(f)	6.001%	#	1/15/2015	15,000	375,000
Hughes Network Systems LLC	9.50%		4/15/2014	18,450	18,772,875
Hughes Network Systems LLC	9.50%		4/15/2014	11,500	11,701,250
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%		6/15/2016	11,000	11,770,000
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%		2/4/2017	21,250	21,621,875
Level 3 Financing, Inc.†	10.00%		2/1/2018	8,350	7,431,500
MasTec, Inc.	7.625%		2/1/2017	12,500	12,218,750
Qwest Communications International, Inc.†	8.00%		10/1/2015	9,100	9,395,750
Telemar Norte Leste SA (Brazil)†(b)	9.50%		4/23/2019	4,175	5,020,437
Valor Telecommunications Enterprises LLC	7.75%		2/15/2015	12,000	12,247,152
Windstream Corp.	7.00%		3/15/2019	28,000	25,970,000

Total					212,005,839

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Telecommunications: Wireless 4.05%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%		5/1/2017	$39,550	$42,021,875
Digicel Group Ltd. (Jamaica)†(b)	10.50%		4/15/2018	5,600	5,803,000
DigitalGlobe, Inc.	10.50%		5/1/2014	33,250	35,910,000
GeoEye, Inc.†	9.625%		10/1/2015	22,000	22,550,000
Inmarsat Finance plc (United Kingdom)†(b)	7.375%		12/1/2017	8,725	8,964,937
iPCS, Inc. PIK	3.594%	#	5/1/2014	4,868	4,478,345
MetroPCS Wireless, Inc.	9.25%		11/1/2014	35,000	36,225,000
NII Capital Corp.	8.875%		12/15/2019	16,250	16,493,750
NII Capital Corp.	10.00%		8/15/2016	15,840	16,750,800
SBA Telecommunications, Inc.†	8.25%		8/15/2019	10,000	10,575,000
Sprint Capital Corp.	6.90%		5/1/2019	45,000	40,950,000
Sprint Nextel Corp.	8.375%		8/15/2017	25,000	25,125,000
ViaSat, Inc.	8.875%		9/15/2016	12,750	13,036,875
Wind Acquisition Finance SA (Italy)†(b)	11.75%		7/15/2017	21,625	22,273,750
Wind Acquisition Finance SA (Italy)†(b)	12.00%		12/1/2015	12,000	12,480,000

Total					313,638,332

Theaters & Entertainment 0.34%
AMC Entertainment, Inc.	8.00%		3/1/2014	6,000	5,805,000
Cinemark USA, Inc.	8.625%		6/15/2019	15,500	15,655,000
Regal Cinemas Corp.	8.625%		7/15/2019	4,550	4,595,500

Total					26,055,500

Transportation (Excluding Air/Rail) 0.13%
Commercial Barge Line Co.	12.50%		7/15/2017	9,500	10,081,875

Total High Yield Corporate Bonds (cost $5,965,822,247)					6,028,399,140

MUNICIPAL BONDS 0.28%

Other Revenue 0.20%
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	14,650	15,484,903

Transportation 0.08%
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%		1/1/2040	5,980	6,386,102

Total Municipal Bonds (cost $20,925,441)					21,871,005

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.13%
Crown Castle Towers LLC 2006-1A AFX† (cost $9,051,190)	5.245%		11/15/2036	9,810	10,157,657

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments			Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCKS 0.13%

Agency/Government Related 0.00%
Fannie Mae*			481	$163,676

Banking 0.13%
US Bancorp*			13	9,531,437

Total Non-Convertible Preferred Stocks (cost $20,694,030)				9,695,113

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Parts & Equipment 0.01%
Cooper-Standard Holdings, Inc.*(a)	$27.33	11/27/2017	37	538,965
Cooper-Standard Holdings, Inc.*	27.33	11/27/2017	46	671,828

Total				1,210,793

Media: Cable 0.01%
Charter Communications, Inc. *	46.86	11/30/2014	84	441,410

Total Warrants (cost $1,116,680)				1,652,203

Total Long-Term Investments (cost $7,568,154,082)				7,643,156,286

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.27%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $20,790,000 of Federal Home Loan Bank at 1.75% due 12/14/2012 and $260,000 of Federal Home Loan Mortgage Corp. at 0.10% due 8/3/2010; value: $21,439,553; proceeds: $21,013,742 (cost $21,013,742)			$21,014	21,013,742

Total Investments in Securities 98.98% (cost $7,589,167,824)				7,664,170,028

Cash and Other Assets in Excess of Liabilities(h) 1.02%				79,100,528

Net Assets 100.00%				$7,743,270,556

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2010

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
EUR	Euro dollar.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2010.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement during the six-month period ended June 30, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at June 30, 2010
Common Stock	May 24, 2010	641,740	$14,133,517	$ 30.00
Convertible Preferred Stock	May 24, 2010	21,945	2,194,500	140.00
Warrant	May 27, 2010	37,170	–	14.50

(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at June 30, 2010.
(d)	Investment in non-U.S. dollar denominated security.
(e)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of June 30, 2010.
(f)	Defaulted security.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts At June 30, 2010

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2010	$1,000	Short	$(122,546,875)	$(1,698,343)

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $7,589,167,824)	$7,664,170,028
Cash	763,171
Receivables:
Interest and dividends	121,293,571
Investment securities sold	30,396,669
Capital shares sold	11,459,939
Prepaid expenses and other assets	168,888
Total assets	7,828,252,266
LIABILITIES:
Payables:
Investment securities purchased	24,437,494
Capital shares reacquired	18,344,329
12b-1 distribution fees	4,465,337
Management fee	2,898,911
Directors’ fees	1,119,969
Fund administration	255,855
Variation margin	15,532
To affiliates (See Note 3)	21,249
Distributions payable	31,764,618
Accrued expenses and other liabilities	1,658,416
Total liabilities	84,981,710
NET ASSETS	$7,743,270,556
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,359,028,386
Distributions in excess of net investment income	(51,756,846)
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(637,303,996)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	73,303,012
Net Assets	$7,743,270,556

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2010

Net assets by class:
Class A Shares	$4,323,333,994
Class B Shares	$602,070,390
Class C Shares	$1,797,595,102
Class F Shares	$545,180,196
Class I Shares	$306,496,496
Class P Shares	$139,468,539
Class R2 Shares	$997,705
Class R3 Shares	$28,128,134
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	591,609,103
Class B Shares (500 million shares of common stock authorized, $.001 par value)	82,126,393
Class C Shares (600 million shares of common stock authorized, $.001 par value)	245,404,683
Class F Shares (300 million shares of common stock authorized, $.001 par value)	74,683,859
Class I Shares (300 million shares of common stock authorized, $.001 par value)	42,130,192
Class P Shares (160 million shares of common stock authorized, $.001 par value)	18,696,225
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	136,520
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	3,854,473
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.31
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$7.67
Class B Shares-Net asset value	$7.33
Class C Shares-Net asset value	$7.33
Class F Shares-Net asset value	$7.30
Class I Shares-Net asset value	$7.27
Class P Shares-Net asset value	$7.46
Class R2 Shares-Net asset value	$7.31
Class R3 Shares-Net asset value	$7.30

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $2,509)	$11,590,344
Interest and other	279,380,027
Total investment income	290,970,371
Expenses:
Management fee	18,154,088
12b-1 distribution plan-Class A	7,858,469
12b-1 distribution plan-Class B	3,343,969
12b-1 distribution plan-Class C	9,280,358
12b-1 distribution plan-Class F	261,998
12b-1 distribution plan-Class P	326,622
12b-1 distribution plan-Class R2	2,290
12b-1 distribution plan-Class R3	60,276
Shareholder servicing	4,285,102
Fund administration	1,602,677
Reports to shareholders	289,819
Registration	193,945
Subsidy (See Note 3)	182,739
Directors’ fees	119,480
Professional	65,196
Custody	58,848
Other	145,026
Gross expenses	46,230,902
Expense reductions (See Note 7)	(1,675)
Net expenses	46,229,227
Net investment income	244,741,144
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	101,198,705
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(151,733,146)
Net realized and unrealized loss	(50,534,441)
Net Increase in Net Assets Resulting From Operations	$194,206,703

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income	$244,741,144	$465,066,385
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	101,198,705	(258,256,792)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(151,733,146)	1,931,773,219
Net increase in net assets resulting from operations	194,206,703	2,138,582,812
Distributions to shareholders from:
Net investment income
Class A	(134,770,721)	(317,335,074)
Class B	(17,829,291)	(49,605,957)
Class C	(49,667,951)	(104,904,428)
Class F	(16,368,587)	(20,364,092)
Class I	(9,433,891)	(19,645,945)
Class P	(4,180,920)	(9,264,735)
Class R2	(21,871)	(37,136)
Class R3	(712,825)	(777,509)
Total distributions to shareholders	(232,986,057)	(521,934,876)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	759,478,410	2,766,846,679
Reinvestment of distributions	184,693,689	374,204,151
Cost of shares reacquired	(1,375,398,566)	(1,884,665,385)
Net increase (decrease) in net assets resulting from capital share transactions	(431,226,467)	1,256,385,445
Net increase (decrease) in net assets	(470,005,821)	2,873,033,381
NET ASSETS:
Beginning of period	$8,213,276,377	$5,340,242,996
End of period	$7,743,270,556	$8,213,276,377
Distributions in excess of net investment income	$(51,756,846)	$(63,511,933)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.35		$5.86	$7.92	$8.02	$7.80	$8.20

Investment operations:

Net investment income(a)	.23		.45	.47	.46	.43	.43

Net realized and unrealized gain (loss)	(.05)		1.55	(2.01)	(.04)	.31	(.31)

Total from investment operations	.18		2.00	(1.54)	.42	.74	.12

Distributions to shareholders from:

Net investment income	(.22)		(.51)	(.52)	(.52)	(.52)	(.52)

Net asset value, end of period	$7.31		$7.35	$5.86	$7.92	$8.02	$7.80

Total Return(b)	2.45	%(c)	35.37%	(20.26)%	5.34%	9.87%	1.56%

Ratios to Average Net Assets:

Expenses, including expense reductions	.49	%(c)	1.00%	1.00%	.99%	.99%	.99%

Expenses, excluding expense reductions	.49	%(c)	1.00%	1.00%	.99%	.99%	1.00%

Net investment income	3.12	%(c)	6.82%	6.63%	5.73%	5.54%	5.45%

Supplemental Data:
Net assets, end of period (000)	$4,323,334		$4,709,961	$3,316,663	$4,526,753	$4,731,545	$4,815,148

Portfolio turnover rate	21.73	%(c)	41.93%	29.01%	40.08%	32.40%	46.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.37		$5.87	$7.93	$8.03	$7.80	$8.20

Investment operations:

Net investment income(a)	.21		.41	.43	.41	.38	.38

Net realized and unrealized gain (loss)	(.05)		1.55	(2.02)	(.04)	.32	(.31)

Total from investment operations	.16		1.96	(1.59)	.37	.70	.07

Distributions to shareholders from:

Net investment income	(.20)		(.46)	(.47)	(.47)	(.47)	(.47)

Net asset value, end of period	$7.33		$7.37	$5.87	$7.93	$8.03	$7.80

Total Return(b)	2.10	%(c)	34.52%	(20.82)%	4.63%	9.26%	.88%

Ratios to Average Net Assets:

Expenses, including expense reductions	.81	%(c)	1.65%	1.65%	1.64%	1.64%	1.64%

Expenses, excluding expense reductions	.81	%(c)	1.65%	1.65%	1.64%	1.64%	1.64%

Net investment income	2.80	%(c)	6.21%	5.95%	5.08%	4.88%	4.80%

Supplemental Data:
Net assets, end of period (000)	$602,070		$717,671	$660,920	$1,061,150	$1,269,914	$1,473,891

Portfolio turnover rate	21.73	%(c)	41.93%	29.01%	40.08%	32.40%	46.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.36		$5.87	$7.94	$8.03	$7.81	$8.21

Investment operations:

Net investment income(a)	.21		.41	.43	.41	.38	.38

Net realized and unrealized gain (loss)	(.04)		1.54	(2.03)	(.03)	.31	(.31)

Total from investment operations	.17		1.95	(1.60)	.38	.69	.07

Distributions to shareholders from:

Net investment income	(.20)		(.46)	(.47)	(.47)	(.47)	(.47)

Net asset value, end of period	$7.33		$7.36	$5.87	$7.94	$8.03	$7.81

Total Return(b)	2.27	%(c)	34.44%	(20.90)%	4.77%	9.13%	.89%

Ratios to Average Net Assets:

Expenses, including expense reductions	.81	%(c)	1.65%	1.65%	1.64%	1.64%	1.64%

Expenses, excluding expense reductions	.81	%(c)	1.65%	1.65%	1.64%	1.64%	1.64%

Net investment income	2.80	%(c)	6.13%	5.98%	5.08%	4.88%	4.80%

Supplemental Data:
Net assets, end of period (000)	$1,797,595		$1,888,177	$1,018,175	$1,322,738	$1,312,440	$1,423,141

Portfolio turnover rate	21.73	%(c)	41.93%	29.01%	40.08%	32.40%	46.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31			9/7/2007(a) to 12/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.34		$5.85	$7.92		$7.92

Investment operations:

Net investment income(b)						–	(c)

Net realized and unrealized gain						.03

Total from investment operations						.03

Net asset value on SEC Effective Date, 9/14/2007						$7.95

Investment operations:

Net investment income(b)	.24		.46	.49		.15

Net realized and unrealized gain (loss)	(.05)		1.55	(2.02)		(.04)

Total from investment operations	.19		2.01	(1.53)		.11

Distributions to shareholders from:

Net investment income	(.23)		(.52)	(.54)		(.14)

Net asset value, end of period	$7.30		$7.34	$5.85		$7.92

Total Return(d)				.38	%(e)(f)

Total Return(d)	2.58	%(e)	35.81%	(20.17)%		1.31	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.36	%(e)	.75%	.75%		.25	%(e)

Expenses, excluding expense reductions	.36	%(e)	.75%	.75%		.25	%(e)

Net investment income	3.24	%(e)	6.87%	7.44%		1.87	%(e)

Supplemental Data:
Net assets, end of period (000)	$545,180		$435,085	$35,771		$10

Portfolio turnover rate	21.73	%(e)	41.93%	29.01%		40.08%
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.31		$5.83	$7.90	$8.00	$7.78	$8.18

Investment operations:

Net investment income(a)	.24		.47	.50	.49	.46	.46

Net realized and unrealized gain (loss)	(.05)		1.54	(2.02)	(.04)	.31	(.31)

Total from investment operations	.19		2.01	(1.52)	.45	.77	.15

Distributions to shareholders from:

Net investment income	(.23)		(.53)	(.55)	(.55)	(.55)	(.55)

Net asset value, end of period	$7.27		$7.31	$5.83	$7.90	$8.00	$7.78

Total Return(b)	2.77	%(c)	35.87%	(20.14)%	5.72%	10.29%	1.93%

Ratios to Average Net Assets:

Expenses, including expense reductions	.31	%(c)	.65%	.65%	.64%	.64%	.64%

Expenses, excluding expense reductions	.31	%(c)	.65%	.65%	.64%	.64%	.64%

Net investment income	3.29	%(c)	7.15%	6.98%	6.07%	5.89%	5.80%

Supplemental Data:
Net assets, end of period (000)	$306,496		$294,144	$203,843	$262,929	$342,363	$304,725

Portfolio turnover rate	21.73	%(c)	41.93%	29.01%	40.08%	32.40%	46.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.49		$5.97	$8.06	$8.15	$7.91	$8.31

Investment operations:

Net investment income(a)	.23		.45	.47	.46	.43	.43

Net realized and unrealized gain (loss)	(.04)		1.57	(2.05)	(.04)	.32	(.32)

Total from investment operations	.19		2.02	(1.58)	.42	.75	.11

Distributions to shareholders from:

Net investment income	(.22)		(.50)	(.51)	(.51)	(.51)	(.51)

Net asset value, end of period	$7.46		$7.49	$5.97	$8.06	$8.15	$7.91

Total Return(b)	2.35	%(c)	35.47%	(20.50)%	5.27%	9.86%	1.45%

Ratios to Average Net Assets:

Expenses, including expense reductions	.54	%(c)	1.10%	1.10%	1.09%	1.09%	1.09%

Expenses, excluding expense reductions	.54	%(c)	1.10%	1.10%	1.09%	1.09%	1.09%

Net investment income	3.06	%(c)	6.70%	6.55%	5.64%	5.43%	5.35%

Supplemental Data:
Net assets, end of period (000)	$139,469		$150,002	$99,134	$120,343	$106,734	$134,592

Portfolio turnover rate	21.73	%(c)	41.93%	29.01%	40.08%	32.40%	46.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31		9/7/2007(a) to 12/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.35		$5.86	$7.92	$7.92

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.03

Total from investment operations					.03

Net asset value on SEC Effective Date, 9/14/2007					$7.95

Investment operations:

Net investment income(b)	.22		.43	.46	.14

Net realized and unrealized gain (loss)	(.05)		1.55	(2.02)	(.05)

Total from investment operations	.17		1.98	(1.56)	.09

Distributions to shareholders from:

Net investment income	(.21)		(.49)	(.50)	(.12)

Net asset value, end of period	$7.31		$7.35	$5.86	$7.92

Total Return(d)					.38	%(e)(f)

Total Return(d)	2.29	%(e)	35.26%	(20.61)%	1.18	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.61	%(e)	1.25%	1.24%	.39	%(e)

Expenses, excluding expense reductions	.61	%(e)	1.25%	1.24%	.39	%(e)

Net investment income	3.00	%(e)	6.57%	6.44%	1.72	%(e)

Supplemental Data:
Net assets, end of period (000)	$998		$456	$338	$46

Portfolio turnover rate	21.73	%(e)	41.93%	29.01%	40.08%
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31		9/7/2007(a) to 12/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.34		$5.85	$7.92	$7.92

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.03

Total from investment operations					.03

Net asset value on SEC Effective Date, 9/14/2007					$7.95

Investment operations:

Net investment income(b)	.23		.44	.47	.14

Net realized and unrealized gain (loss)	(.05)		1.55	(2.03)	(.04)

Total from investment operations	.18		1.99	(1.56)	.10

Distributions to shareholders from:

Net investment income	(.22)		(.50)	(.51)	(.13)

Net asset value, end of period	$7.30		$7.34	$5.85	$7.92

Total Return(d)					.38	%(e)(f)

Total Return(d)	2.40	%(e)	35.31%	(20.52)%	1.21	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.56	%(e)	1.14%	1.15%	.35	%(e)

Expenses, excluding expense reductions	.56	%(e)	1.14%	1.15%	.35	%(e)

Net investment income	3.05	%(e)	6.53%	7.01%	1.77	%(e)

Supplemental Data:
Net assets, end of period (000)	$28,128		$17,780	$5,399	$14

Portfolio turnover rate	21.73	%(e)	41.93%	29.01%	40.08%
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. On March 31, 2010, the Fund no longer made Class B shares available for purchases.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and asked quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities

Notes to Financial Statements (unaudited)(continued)

will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the

Notes to Financial Statements (unaudited)(continued)

credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2010, the Fund had no unfunded loan commitments.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$380,960,021	$22,615,970	$–	$403,575,991
Convertible Bonds	–	671,439,456	–	671,439,456
Convertible Preferred Stocks	173,272,510	93,234,275	–	266,506,785
Floating Rate Loans	–	199,829,366	–	199,829,366
Foreign Bond	–	7,985,973	–	7,985,973
Government Sponsored Enterprises Pass-Through	–	22,043,597	–	22,043,597
High Yield Corporate Bonds	–	6,028,272,273	126,867	6,028,399,140
Municipal Bonds	–	21,871,005	–	21,871,005
Non-Agency Commercial Mortgage-Backed Security	–	10,157,657	–	10,157,657
Non-Convertible Preferred Stocks	9,695,113	–	–	9,695,113
Warrants	441,410	1,210,793	–	1,652,203
Repurchase Agreement	–	21,013,742	–	21,013,742
Total	$564,369,054	$7,099,674,107	$126,867	$7,664,170,028
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,698,343)	–	–	(1,698,343)
Total	$(1,698,343)	$–	$–	$(1,698,343)
*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds
Balance as of January 1, 2010	$3,488,847
Accrued discounts/premiums	(51,390)
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(3,310,590)
Net purchase (sales)	–
Net transfers in or out of Level 3	–
Balance as of June 30, 2010	$126,867

(l)	Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2010 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since these futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2010, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $1,698,343, which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Amounts of $(1,296,692) and $(6,137,198) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 971.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2010, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of June 30, 2010, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund were 2.29% and .34%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average net asset value.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2010:

Distributor Commissions	Dealers’ Concessions
$1,014,750	$5,190,186

Distributor received CDSCs of $41,124 and $227,353 for Class A and Class C shares, respectively, for the six months ended June 30, 2010.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$232,986,057	$521,934,876
Total distributions paid	$232,986,057	$521,934,876

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2010	2016	2017	Total
$303,185,812	$19,692,828	$325,199,091	$648,077,731

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,666,346,986
Gross unrealized gain	364,576,266
Gross unrealized loss	(366,753,224)
Net unrealized security loss	$(2,176,958)

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization, and certain securities.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$1,725,021,269	$2,141,074,861

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the current annual renewal, the Fund paid an upfront commitment fee of .05%, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period of the Facility. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2010.

Notes to Financial Statements (unaudited)(continued)

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they commonly are not guaranteed by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities, which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

Notes to Financial Statements (unaudited)(continued)

The Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,789,234	$295,673,691	214,281,990	$1,358,874,796
Converted from Class B*	9,344,596	68,868,627	17,486,060	110,933,552
Reinvestment of distributions	15,668,197	116,295,773	38,380,899	247,238,214
Shares reacquired	(114,323,249)	(844,501,061)	(195,328,196)	(1,266,920,130)
Increase (decrease)	(49,521,222)	$(363,662,970)	74,820,753	$450,126,432

Class B Shares
Shares sold	2,516,518	$18,701,984	19,007,896	$121,527,142
Reinvestment of distributions	1,892,642	14,088,690	5,237,889	33,691,237
Shares reacquired	(10,347,849)	(77,540,459)	(22,028,804)	(148,357,424)
Converted to Class A*	(9,319,474)	(68,868,627)	(17,437,815)	(110,933,552)
Decrease	(15,258,163)	$(113,618,412)	(15,220,834)	$(104,072,597)

Class C Shares
Shares sold	18,233,214	$135,685,902	112,179,888	$714,417,118
Reinvestment of distributions	4,375,899	32,548,020	9,141,107	59,462,644
Shares reacquired	(33,597,563)	(249,731,549)	(38,373,338)	(255,258,983)
Increase (decrease)	(10,988,450)	$(81,497,627)	82,947,657	$518,620,779

Class F Shares
Shares sold	33,291,795	$244,252,054	68,284,444	$426,897,613
Reinvestment of distributions	1,111,784	8,253,180	1,213,990	8,039,182
Shares reacquired	(19,012,280)	(140,636,884)	(16,317,491)	(109,578,509)
Increase	15,391,299	$111,868,350	53,180,943	$325,358,286

Class I Shares
Shares sold	4,712,355	$34,717,115	13,659,103	$85,936,408
Reinvestment of distributions	1,179,025	8,711,504	2,610,364	16,780,060
Shares reacquired	(3,975,509)	(29,202,490)	(10,992,939)	(68,143,420)
Increase	1,915,871	$14,226,129	5,276,528	$34,573,048

Class P Shares
Shares sold	2,179,017	$16,473,483	6,993,007	$46,061,760
Reinvestment of distributions	546,707	4,139,721	1,264,807	8,315,908
Shares reacquired	(4,043,716)	(30,317,609)	(4,861,506)	(32,487,520)
Increase (decrease)	(1,317,992)	$(9,704,405)	3,396,308	$21,890,148

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	109,374	$822,547	46,914	$301,071
Reinvestment of distributions	739	5,474	1,288	8,338
Shares reacquired	(35,735)	(267,184)	(43,718)	(306,362)
Increase	74,378	$560,837	4,484	$3,047

Class R3 Shares
Shares sold	1,775,375	$13,151,634	1,960,670	$12,830,771
Reinvestment of distributions	87,803	651,327	101,716	668,568
Shares reacquired	(431,761)	(3,201,330)	(561,542)	(3,613,037)
Increase	1,431,417	$10,601,631	1,500,844	$9,886,302

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Bond-Debenture Fund, Inc.

LABD-3-0610 (08/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010